SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20.                               SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan. Pursuant to the amended and restated 2010 Share Incentive Plan, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the amended and restated 2010 Share Incentive Plan. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

On July 26, 2010, before its initial public offering, the Company granted 5,419,500 nonvested shares under this share incentive plan to executive officers and employees. The estimated fair value of the ordinary share on the grant date was $4.05 per share which was determined based on a valuation performed by American Appraisal China Limited. The market approach was used and the Company considered the estimated initial public offering price and applied a discount for the lack of marketability to reflect the fact that there was no ready public market for common shares before its IPO. These nonvested shares vest as follows: (1) 100% of 945,100 nonvested shares vest on the first anniversary of the date of grant, (2) 831,400 nonvested shares vest in two equal batches on each of the next two anniversaries of the date of grant, and (3) 3,643,000 nonvested shares vest in four equal batches on each of the next four anniversaries of the date of grant.

On February 19, 2011, the Company entered into an amendment with one officer to change the original 4 years’ vesting period to 1 year for his 70,000 nonvested shares. This modification did not result in any incremental expense and the remaining unrecognized compensation expense of $243,111 for this officer is recognized over the remaining service period.

On April 8, 2011, the Company granted 409,300 nonvested shares to employees and independent directors. These nonvested shares vests as follows: (1) 337,300 nonvested shares vest proportionally over the period beginning July 2011 through January 2015, and (2) 72,000 nonvested shares vest in three equal batches on October 19 of each year for three years subsequent to the date of grant.

In June 2011, the Company entered into an amendment with one of independent directors to change the vesting date for his 12,000 nonvested shares from the original date of October 19, 2011 to June 13, 2011. Additionally, on August 17, 2011, the Company modified the vesting period of another officer’s 52,500 nonvested shares, which were set to vest in three equal batches on July 27 for each of the next three years under its original terms, by stating it will all vest on August 22, 2012. Both of the modifications did not result in any incremental compensation cost and the remaining unrecognized compensation cost of $170,410 for these two persons is recognized over the remaining service period.

On June 13, 2011, the Company granted 136,000 nonvested shares to the independent directors. These nonvested shares vests as follows: (1) 120,000 nonvested shares vest in three equal batches on each of the next three anniversaries of the date of grant, and (2) 16,000 will vest in two equal batches on each of the next two anniversaries of the date of grant.

On July 26, 2011, the Company granted 40,800 nonvested shares to employees. For each of the next succeeding four anniversaries of the date of grant, 12,000, 10,200, 10,200 and 8,400 nonvested shares vest, respectively.

On March 1, 2012, the Company granted 6,845,800 nonvested shares to employees. These nonvested shares vest as follows: (1) for the first 6,821,800 nonvested shares, 512,800, 777,600, 777,600, 777,600, 777,600, 777,600, 579,600, 579,600, 537,800, 496,000, 228,000 vests on January 26 of each year from 2013 to 2023, and (2) for the remaining 24,000 nonvested shares, 12,000, 6,000 and 6,000 vest on July 26 of each year from 2012 to 2014, respectively.

On October 19, 2012, the Company’s Board of Directors approved to amend the vesting date of certain awards from January 26, 2013 to November 26, 2012 with all other terms and conditions set forth in the original award agreement remaining the same.

On March 1, 2013, the Company granted 564,000 nonvested shares to employees. These nonvested shares vest as follows: (1) 560,000 vests in ten equal bathes on January 26 of each year from 2014 to 2023, (2) 4,000 vests on January 26, 2014.

On October 25, 2013, the Company granted 808,000 nonvested shares to two executive officers and one employee. These nonvested shares vest in ten equal bathes on January 26 of each year from 2014 to 2023.

On November 15, 2013, the Company granted 219,800 nonvested shares to employees. These nonvested shares vest as follows: (1) 110,000 vests in ten equal bathes on January 26 of each year from 2014 to 2023, (2) 66,600 vests in six equal bathes on January 26 of each year from 2014 to 2019, (3) 27,200 vests in four equal bathes on January 26 of each year from 2014 to 2017, and (4)16, 000 vests in four equal bathes on January 26 of each year from 2015 to 2018.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded a related compensation expense of $7,901,243, $8,283,900 and $8,345,290 for the years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Cost of revenues	$417,984	$105,756	$47,894
Selling and marketing	1,497,266	1,814,748	1,161,593
General and administrative	5,985,993	6,363,396	7,135,803

Total	$7,901,243	$8,283,900	$8,345,290

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	nonvested	average grant date
	shares	fair value

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24

Granted	1,591,800	7.67
Forfeited	276,836	5.48
Vested	1,784,364	5.08

Outstanding as of February 28, 2014	7,242,112	5.80

As of February 28, 2014, the unrecognized compensation expense related to the non-vested share awards amounted to $39,216,580, which will be recognized over a weighted-average period of 4.4 years. The total fair value of non-vested shares that vested during the years ended February 29, 2012, February 28, 2013 and February 28, 2014 was $9,756,934, $8,523,961 and $9,064,569, respectively.